Acquisitions and Related Transactions (Tables)	12 Months Ended
Dec. 31, 2016
Disposal Groups, Including Discontinued Operations [Table Text Block]
The following tables present the aggregate carrying amounts of assets and liabilities classified as held for sale in the consolidated balance sheet:

	December 31, 2016	December 31, 2015
Carrying amount of assets classified as held for sale:
Cash and cash equivalents	$20	$25
Inventories	188	171
Other current assets	83	10
Property, plant and equipment, net	2,185	1,899
Goodwill	1,568	1,988
Intangible assets, net	503	535
Other non-current assets, net	2	19
Total assets classified as held for sale in the Consolidated Balance Sheet	$4,549	$4,647

Carrying amount of liabilities classified as held for sale:
Other non-current liabilities	68	67
Total liabilities classified as held for sale in the Consolidated Balance Sheet	$68	$67
The results of operations associated with discontinued operations are presented in the following table:

	Years Ended December 31,
	2016	2015	2014
REVENUES	$7,402	$7,922	$3,052

COSTS AND EXPENSES
Cost of products sold	6,020	6,574	2,553
Operating expenses	1,486	933	291
Depreciation and amortization	193	175	55
Selling, general and administrative	114	91	55
Total costs and expenses	7,813	7,773	2,954
OPERATING INCOME	(411)	149	98
Interest expense, net	29	22	1
Other, net	8	(2)	(1)
INCOME (LOSS) FROM DISCONTINUED OPERATIONS BEFORE INCOME TAX EXPENSE	(448)	129	98
Income tax expense	31	48	32
INCOME (LOSS) FROM DISCONTINUED OPERATIONS, NET OF INCOME TAXES	$(479)	$81	$66
INCOME (LOSS) FROM DISCONTINUED OPERATIONS BEFORE INCOME TAX EXPENSE ATTRIBUTABLE TO ETE	$(12)	$1	$3

PennTex [Member]
Schedule of Recognized Identified Assets Acquired and Liabilities Assumed [Table Text Block]
The total purchase price was allocated as follows:

At November 1, 2016
Total current assets	$34
Property, plant and equipment	393
Goodwill(1)	177
Intangible assets	446
1,050

Total current liabilities	6
Long-term debt, less current maturities	164
Other non-current liabilities	17
Noncontrolling interest	236
423
Total consideration	627
Cash received	21
Total consideration, net of cash received	$606

(1)	None of the goodwill is expected to be deductible for tax purposes.

Susser Merger [Member]
Schedule of Business Acquisitions, by Acquisition [Table Text Block]
Summary of Assets Acquired and Liabilities Assumed
ETP accounted for the Susser Merger using the acquisition method of accounting which requires, among other things, that assets acquired and liabilities assumed be recognized on the balance sheet at their fair values as of the acquisition date.
The following table summarizes the assets acquired and liabilities assumed recognized as of the merger date:

Susser
Total current assets	$446
Property, plant and equipment	1,069
Goodwill(1)	1,734
Intangible assets	611
Other non-current assets	17
3,877

Total current liabilities	377
Long-term debt, less current maturities	564
Deferred income taxes	488
Other non-current liabilities	39
Noncontrolling interest	626
2,094
Total consideration	1,783
Cash received	67
Total consideration, net of cash received	$1,716

(1)	None of the goodwill is expected to be deductible for tax purposes.

Eagle Rock Midstream Acquisition [Member]
Schedule of Business Acquisitions, by Acquisition [Table Text Block]
The total purchase price was allocated as follows:

Assets	At July 1, 2014
Current assets	$120
Property, plant and equipment	1,295
Other non-current assets	4
Goodwill	49
Total assets acquired	1,468
Liabilities
Current liabilities	116
Long-term debt	499
Other non-current liabilities	12
Total liabilities assumed	627

Net assets acquired	$841
The fair values of the assets acquired and liabilities assumed were determined using various valuation techniques, including the income and market approaches.

PVR Acquisition [Member]
Schedule of Business Acquisitions, by Acquisition [Table Text Block]
Regency completed the evaluation of the assigned fair values to the assets acquired and liabilities assumed. The total purchase price was allocated as follows:

Assets	At March 21, 2014
Current assets	$149
Property, plant and equipment	2,716
Investment in unconsolidated affiliates	62
Intangible assets (average useful life of 30 years)	2,717
Goodwill(1)	370
Other non-current assets	18
Total assets acquired	6,032
Liabilities
Current liabilities	168
Long-term debt	1,788
Premium related to senior notes	99
Non-current liabilities	30
Total liabilities assumed	2,085
Net assets acquired	$3,947
(1)None of the goodwill is expected to be deductible for tax purposes.